Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit before income tax	S/ 262,420	S/ 224,110	S/ 85,898
Non-cash adjustments to reconcile profit before income tax to net cash flows from operating activities
Depreciation and amortization	138,539	135,567	139,167
Finance costs	95,105	88,965	88,694
Long-term incentive plan	8,272	9,763	5,759
Exchange difference related to monetary transactions	3,804	(9,114)	6,978
Provision for inventory obsolescence	1,977	3,348	2,451
Allowance for expected credit losses	1,972	563	1,582
Net loss (gain) on derivative financial instruments recognized at fair value through profit or loss	59	(589)	(5,337)
Accumulated net loss due to settlement of derivative financial instruments at fair value through profit or loss		1,569
Finance income	(3,306)	(2,891)	(2,976)
Net gain on disposal of property, plant and equipment and intangible assets	(591)	(1,775)	(2,591)
Other operating, net	10,413	3,761	2,202
Working capital adjustments
(Increase) decrease in trade and other receivables	(3,695)	(47,713)	38,005
(Increase) decrease in inventories	(282,554)	(151,530)	54,140
(Increase) decrease in prepayments	(10,099)	(12,956)	4,761
Increase in trade and other payables	60,571	48,834	3,346
Adjustments to reconcile profit (loss)	282,887	289,912	422,079
Interest received	3,668	4,484	1,838
Interest paid	(80,573)	(68,433)	(68,444)
Income tax paid	(94,163)	(55,401)	(24,108)
Net cash flows from operating activities	111,819	170,562	331,365
Investing activities
Purchase of property, plant and equipment	(162,785)	(85,594)	(47,325)
Purchase of intangible assets	(15,712)	(8,953)	(5,224)
Purchase of investments available for sale	(363)	(1,779)
Loans granted	(141)	(174)	(4,203)
Loan to related party		(17,121)
Cash flow proceeds from sale of property, plant and equipment	2,664	4,152	4,634
Proceeds from loans	149	524	3,697
Collection of loans from related parties		17,121
Opening of term deposits with original maturity greater than 90 days			(208,990)
Redemption of term deposits with original maturity greater than 90 days			208,990
Net cash flows used in investing activities	(176,188)	(91,824)	(48,421)
Financing activities
Payment of bank loans	(448,984)		(674,463)
Dividends paid	(179,820)	(336,821)	(143,623)
Payment for hedging instrument	(15,390)	(15,214)	(15,685)
Lease payments	(2,511)	(2,419)	(1,669)
Bank loans received	525,000	220,000	791,270
Dividends returned	229	481	321
Cash flow from settlement of derivative financial instruments		3,879
Payment of bank overdraft			(70,921)
Proceeds from bank overdraft			70,921
Net cash flows used in financing activities	(121,476)	(130,094)	(43,849)
Net (decrease) increase in cash and cash equivalents	(185,845)	(51,356)	239,095
Net foreign exchange difference	(5,784)	15,846	1,551
Cash and cash equivalents as of January 1	273,402	308,912	68,266
Cash and cash equivalents as of December 31	81,773	273,402	308,912
Transactions with no effect on cash flows:
Unrealized exchange difference related to monetary transactions	3,804	(9,114)	6,978
Outstanding accounts payable related to acquisition of property, plant and equipment	14,560	7,615	4,830
Addition of right-of-use assets and lease liabilities	613	217	7,504
Additions of quarry rehabilitation costs	S/ 2,745		S/ 7,775